Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax rate of significant jurisdictions
Tax rate
Mexico	30%
Brazil	34%
Argentina	35%
United States (*)	35%

(*)	Federal.

Schedule of income (loss) before taxes on income
	Year ended December 31,
	2018	2017	2016

Domestic	9,193	8,813	5,936
Foreign	(513)	487	(743)

	8,680	9,300	5,193

Schedule of deferred tax liabilities and assets
	December 31,
	2018	2017

Reserves and accruals	381	392
Carryforward tax losses	17,954	23,950
Other temporary differences	7	666

Total deferred tax assets before valuation allowance	18,342	25,008

Valuation allowance (2)	(5,021)	(9,229)

Net deferred tax assets	13,321	15,779

Goodwill and other intangible assets	(5,521)	(6,696)
Other temporary differences	(12)	(38)

Total deferred tax liabilities	(5,533)	(6,734)

Total deferred tax Assets , net of deferred tax liabilities	7,788	9,045

2.	The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences for amounts that are more likely than not will be realized in the foreseeable future.

Schedule of reconciling items between the statutory tax rate and the effective tax rate
	Year ended December 31,
	2018	2017	2016
Income before taxes, as reported in the consolidated statements of operations	8,680	9,300	5,193

Statutory tax rate	23%	24%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	1,996	2,232	1,298
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	(530)	(536)	118
Change in valuation allowance in respect of deferred taxes	9	(8,950)	-
Operating carryforward losses for which a valuation allowance was provided	52	3	197
Realization of carryforward tax losses for which a valuation allowance was provided	(90)	(404)	40
Provision for uncertain tax position	144	127	-
Nondeductible expenses and other permanent differences	172	307	192

	1,753	(7,221)	1,845

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2018	2017	2016

Current	994	927	501
Deferred	759	(8,148)	1,344

	1,753	(7,221)	1,845

Domestic	1,810	(7,674)	1,768
Foreign	(57)	453	77

	1,753	(7,221)	1,845

Schedule of reconciliation of the beginning and ending amount of unrecognized tax positions
	December 31,
	2018	2017

Balance at the beginning of the year	127	-

Additions based on tax positions taken related to the current year	144	127

Balance at the end of the year	271	127